SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Basis of Presentation

(a) Basis of presentation

The unaudited condensed consolidated financial statements have been prepared in accordance with the rules and regulations of the Security and Exchange Commission and accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial reporting. Certain information and footnote disclosures normally included in financial statements prepared in conformity with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations. Accordingly, these statements should be read in conjunction with the Company’s audited consolidated financial statements for the years ended December 31, 2022 and 2023.

In the opinion of the management, the accompanying unaudited condensed consolidated financial statements reflect all normal recurring adjustments, which are necessary for a fair presentation of financial results for the interim periods presented. The Company believes that the disclosures are adequate to make the information presented not misleading. The accompanying unaudited condensed consolidated financial statements have been prepared using the same accounting policies as used in the preparation of the Company’s consolidated financial statements for the year ended December 31, 2023. The results of operations for the six months ended June 30, 2024 are not necessarily indicative of the results for the full year.

(a) Basis of presentation

The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) to reflect the financial position, results of operations and cash flows of the Company. Significant accounting policies followed by the Company in the preparation of the accompanying consolidated financial statements are summarized below.

Principles of consolidation

(b) Principles of consolidation

The unaudited condensed consolidated financial statements presented herein represent prior to the Business Combination which was consummated on July 31, 2024, include the financial statements of MKD BVI and its subsidiaries. All transactions and balances among the Company have been eliminated upon consolidation. All intercompany transactions and balances among the Company have been eliminated upon consolidation.

MKDWELL TECH INC.

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Continued

(b) Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All transactions and balances among the Company have been eliminated upon consolidation. All intercompany transactions and balances among the Company have been eliminated upon consolidation.

Accounts Receivable, net

(c) Accounts Receivable, net

On January 1, 2023, the Company adopted ASC 326 Financial Instruments – Credit Losses (“ASC 326”) using the modified retrospective approach through a cumulative-effect adjustment to accumulated deficit. Upon adoption, the Company changed its impairment model to utilize a current expected credit losses model in place of the incurred loss methodology for financial instruments measured at amortized cost. The Company had not recorded an adjustment to the opening accumulated deficit as of January 1, 2023 due to immaterial cumulative impact of adopting ASC 326.

Account receivables are stated net of provision of credit losses. The Company has developed a current expected credit loss (“CECL”) model based on historical experience, the age of the accounts receivable balances, credit quality of its customers, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from customers. The Company considers historical collection rates, current financial status, macroeconomic factors, and other industry-specific factors when evaluating for current expected credit losses.

MKDWELL TECH INC.

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued

(f) Accounts Receivable, net

On January 1, 2023, the Company adopted FASB ASC Topic 326 -”Financial Instruments - Credit losses” (“ASC 326”) using the modified retrospective approach through a cumulative-effect adjustment to accumulated deficit. Upon adoption, the Company changed its impairment model to utilize a current expected credit losses model in place of the incurred loss methodology for financial instruments measured at amortized cost. The Company had not recorded an adjustment to the opening accumulated deficit as of January 1, 2023 due to immaterial cumulative impact of adopting ASC 326.

Account receivables are stated net of provision of credit losses. The Company has developed a current expected credit loss (“CECL”) model based on historical experience, the age of the accounts receivable balances, credit quality of its customers, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from customers. The Company considers historical collection rates, current financial status, macroeconomic factors, and other industry-specific factors when evaluating for current expected credit losses.

MKDWELL TECH INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued

Inventories, net

(d) Inventories, net

Inventories, primarily consisting of raw materials, work-in-process and finished goods, are stated at the lower of cost or net realizable value, with net realized value represented by estimated selling prices in the ordinary course of business, less reasonably predictable costs of disposal and transportation. Cost of inventory is determined using the monthly weighted average cost method. Adjustments are recorded to write down the cost of inventory to the estimated net realizable value due to slow-moving merchandise and damaged products, which is dependent upon factors such as historical and forecasted consumer demand.

Idle capacity consists of production-related costs of depreciation of machinery and equipment in excess of charges allocated to the Company’s finished goods in production. Costs in excess of production allocations are expensed in the period incurred rather than added to the cost of finished goods produced. Idle capacity expenses amounted to nil and $49,667 for the six months ended June 30, 2023 and 2024, respectively.

(g) Inventories, net

Inventories, primarily consisting of raw materials, work-in-process and finished goods, are stated at the lower of cost or net realizable value, with net realized value represented by estimated selling prices in the ordinary course of business, less reasonably predictable costs of disposal and transportation. Cost of inventory is determined using the monthly weighted average cost method. Adjustments are recorded to write down the cost of inventory to the estimated net realizable value due to slow-moving merchandise and damaged products, which is dependent upon factors such as historical and forecasted consumer demand.

Intangible assets, net

(e) Intangible assets, net

Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets are amortized using the straight-line approach over the estimated economic useful lives of the assets as follows:

Category	Estimated useful lives
Land use right	50 years
Software	3 years

(h) Intangible assets, net

Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets are amortized using the straight-line approach over the estimated economic useful lives of the assets as follows:

Category	Estimated useful lives
Land use right	50 years
Software	3 years

Property, plant and equipment, net

(f) Property, plant and equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation and impairment, if any, and depreciated on a straight-line basis over the estimated useful lives of the assets. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its intended use. Estimated useful lives are as follows:

Category	Estimated useful lives
Electronic equipment	3 years
Machinery and equipment	3-10 years
Vehicle	4 years
Office equipment	3-5 years
Building	20 years

Repair and maintenance costs are charged to expenses as incurred, whereas the cost of renewals and betterment that extends the useful lives of property, plant and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in the unaudited condensed consolidated statements of income.

(i) Property, plant and equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation and impairment, if any, and depreciated on a straight-line basis over the estimated useful lives of the assets. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its intended use. Estimated useful lives are as follows:

Category	Estimated useful lives
Electronic equipment	3 years
Machinery and equipment	3-10 years
Vehicle	4 years
Office equipment	3-5 years
Building	20 years

Repair and maintenance costs are charged to expenses as incurred, whereas the cost of renewals and betterment that extends the useful lives of property, plant and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in the consolidated statements of operations.

Real estate properties for lease, net

(g) Real estate properties for lease, net

Real estate properties for lease, net includes the plant and land, which are stated at cost less accumulated depreciation, accumulated amortization and impairment, if any, and depreciated and amortized on a straight-line basis over the estimated useful lives with an estimated residual value of the assets as follows:

Category.	Estimated useful lives
Plant	20 years
Land use right	50 years

Maintenance, repairs and minor renewals are charged directly to expenses as incurred. Major additions and improvements to the real estate properties held for lease are capitalized.

In accordance with ASC 360, real estate properties held for lease is subject to valuation adjustments when the carrying amount exceeds fair value. An impairment loss is recognized only if the carrying amount of the assets is not recoverable and exceeds fair value. The carrying amount is not recoverable if it exceeds the sum of the undiscounted cash flows expected to be generated by the assets. For the periods presented, the Company did not recognize any impairment for real estate properties held for lease.

(j) Real estate properties for lease, net

Real estate properties for lease, net includes the plant and land use right, which are stated at cost less accumulated depreciation, accumulated amortization and impairment, if any, and depreciated and amortized on a straight-line basis over the estimated useful lives with an estimated residual value of the assets as follows:

Category	Estimated useful lives
Plant	20 years
Land use right	50 years

Maintenance, repairs and minor renewals are charged directly to expenses as incurred. Major additions and improvements to the real estate properties held for lease are capitalized.

In accordance with ASC 360, real estate properties held for lease is subject to valuation adjustments when the carrying amount exceeds fair value. An impairment loss is recognized only if the carrying amount of the assets is not recoverable and exceeds fair value. The carrying amount is not recoverable if it exceeds the sum of the undiscounted cash flows expected to be generated by the assets. For the periods presented, the Company did not recognize any impairment for real estate properties held for lease.

MKDWELL TECH INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued

Impairment of long-lived assets

(h) Impairment of long-lived assets

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Company measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Company would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, using the expected future discounted cash flows. No impairments of long-lived assets were recognized as of December 31, 2023 and June 30, 2024.

(l) Impairment of long-lived assets

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Company measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Company would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, using the expected future discounted cash flows. No impairments of long-lived assets were recognized as of December 31, 2022 and 2023.

Revenue recognition

(i) Revenue recognition

The following table disaggregates the Company’s revenue for the six months ended June 30, 2023 and 2024:

	For the six months ended June 30,
	2023	2024
	(Unaudited)
By revenue type
Sales of manufactured electronic products	$1,135,324	$589,231
Commissioned processing service	740,063	72,020
Rental income	158,012	113,952
Others	63,973	35,838
Total	$2,097,372	$811,041

Advance from customers consists of payments received related to unsatisfied performance obligations at the end of the period. The advance from customers amounted to US$304,489 and US$303,898 as of December 31, 2023 and June 30, 2024, respectively.

(o) Revenue recognition

The Company recognizes revenues pursuant to ASC 606, Revenue from Contracts with Customers (“ASC 606”). In accordance with ASC 606, revenues from contracts with customers are recognized when control of the promised goods or services is transferred to the Company’s customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services, reduced by value added tax (“VAT”). To achieve the core principle of this standard, the Company applies the following five steps:

(i)	Identification of the contract, or contracts, with the customer
(ii)	Identification of the performance obligations in the contract
(iii)	Determination of the transaction price
(iv)	Allocation of the transaction price to the performance obligations in the contract
(v)	Recognition of the revenue when, or as, a performance obligation is satisfied.

The Company’s revenues are generated through (i) sales of manufactured electronic products, (ii) commissioned processing service, (iii) rental income and (iv) others. Each of our significant performance obligations and our application of ASC 606 to our significant revenue arrangements are discussed in further detail below.

Sales of manufactured electronic products

The Company designs and manufactures industrial embedded systems and automotive electronics. The Company enters framework sales contract with customers usually for one year. The framework sales contracts provide the general payment and delivery terms, and specific orders shall be placed to the Company with determined unit price and purchase volume. Payment terms for sales of manufactured electronic products are generally set at one month after the consideration becomes due and payable.

Under the specific order, the Company identifies only one performance obligation of transferring the agreed-upon products. Shipping and handling activities are considered to be fulfillment activities rather than promised services and are not, therefore, considered to be separate performance obligations. The Company provides standard manufacturer’s warranty within the general requirement of industry and PRC law to protect customers from the risk of purchasing defective products. The warranty is not an incremental service to customers as it cannot be purchased separately. Therefore, it is an assurance-type warranty, not a separate performance obligation. The Company’s sales terms provide no right of return outside of a standard quality policy and returns are generally not significant. There was no variable consideration nor financing component. The revenue from sales of manufactured electronic products is recognized at a point in time upon the customer’s acceptance of products at the amount of the determined purchase price on the orders.

Commissioned processing service

The Company provides commissioned processing services to customers and enters into framework contracts with them usually for one year. Customers provide the material and entrust the Company to the production and processing according to the agreed-costed BOM. Specific orders for commissioned processing shall be placed to the Company, terms in commissioned processing contracts and orders are similar with product sales contracts. The Company recognizes revenue at a point in time upon the customer’s acceptance of products with the amount of the determined processing charges on the orders.

Rental income

The Company owns a building and partially leases it out. The Company adopted ASC Topic 842, Leases, and the real estate property rental income falls within the scope of ASC Topic 842, which is excluded from the scope of ASC Topic 606. The leases are classified as operating leases and the rental income is recognized over the leased terms on a straight-line basis.

MKDWELL TECH INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued

(o)	Revenue recognition - continued

Others

Other revenue represents the revenue generated from various types of services, mainly consists of electricity supply service, technical support services and other revenues.

The following table disaggregates the Company’s revenue for the years ended December 31, 2022 and 2023:

	For the years ended December 31,
	2022	2023
By revenue type
Sales of manufactured electronic products	$1,543,397	$2,340,440
Commissioned processing service	866,993	942,626
Rental income	357,338	256,642
Others	385,758	131,014
Total	$3,153,486	$3,670,722

Contract Balances

When either party to a revenue contract has performed, the Company presents the contract in the consolidated balance sheet as a contract asset or a contract liability, depending on the relationship between the Company’s performance and the customer’s payment. The Company merely incurs costs to obtain a contract with a customer. The Company presents any unconditional rights to consideration separately as a receivable. The Company has no contract assets as of December 31, 2022 and 2023, respectively.

The Company’s contract liabilities primarily relate to unsatisfied performance obligations when payment has been received from customers before the Company’s products are delivered and are recorded as “advance from customers” on the condensed consolidated balance sheets. Advance from customers amounted to US$189,193 and US$304,489 as of December 31, 2022 and 2023, respectively. The amount of revenue recognized during the years ended December 31, 2022 and 2023 that was previously included in the contract liabilities balance as of December 31, 2022 and 2023 were US$91,467 and US$44,169, respectively.

MKDWELL TECH INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued

Use of Estimates

(c) Use of estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported periods in the consolidated financial statements and accompanying notes. Significant accounting estimates include, but not limited to, the allowance for credit loss, lower of cost or net realizable value of inventory, useful lives of long-lived assets, impairment of long-lived assets and valuation allowance on deferred tax assets. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

MKDWELL TECH INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Continued

Functional Currency and Foreign Currency Translation

(d) Functional Currency and Foreign Currency Translation

The functional and reporting currency of the Company is the United States Dollar (“US$”). The Company’s operating subsidiaries in Taiwan, China and mainland China use their respective currencies New Taiwan dollar (“NT$”) and Renminbi (“RMB”) as their functional currencies.

The financial statements of MKD BVI and its subsidiaries, other than subsidiaries with functional currency of US$, are translated into US$ using the exchange rate as of the balance sheet date for assets and liabilities and average exchange rate for the year for income and expense items. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution.

Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the condensed consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to Period are included as a separate component of accumulated other comprehensive income included in consolidated statements of changes in shareholders’ equity. Gains and losses from foreign currency transactions are included in the Company’s consolidated statements of operations and comprehensive loss.

The following table outlines the currency exchange rates that were used in preparing the consolidated financial statements:

	December 31, 2022		December 31, 2023
	Year-end spot rate	Average rate	Year-end spot rate	Average rate
US$ against RMB	US$1=RMB6.8972	US$1=RMB6.7290	US$1=RMB7.0978	US$1=RMB7.0803
US$ against NT$	US$1=NT$30.7300	US$1=NT$29.7963	US$1=NT$30.6200	US$1=NT$31.1525

Cash and Cash Equivalents		(e) Cash and cash equivalents Cash and cash equivalents consist of cash on hand and cash held in banks, which are highly liquid and are unrestricted as to withdrawal or use.
Leases

(k) Leases

At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange for a consideration. To assess whether a contract is or contains a lease, the Company assess whether the contract involves the use of an identified asset, whether it has the right to obtain substantially all the economic benefits from the use of the asset and whether it has the right to control the use of the asset.

Financing lease and operating lease as Lessee

The Company classifies a lease as a financing lease at lease commencement when the lease meets any one of the criteria:

a. The lease transfers ownership of the underlying asset to the lessee by the end of the lease term.

b. The lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise.

c. The lease term is for a major part of the remaining economic life of the underlying asset.

d. The present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already reflected in the lease payments equals or exceeds substantially all the fair value of the underlying asset.

e. The underlying asset is of such a specialized nature that it is expected to have no alternative use to the Company at the end of the lease term.

When none of the criteria are met, the Company classifies a lease as an operating lease.

For both operating and financing leases, the Company records a lease liability and corresponding right-of-use (ROU) asset at lease commencement. Lease terms are based on the non-cancellable term of the lease and may contain options to extend the lease when it is reasonably certain that the Company will exercise the option. Lease liabilities represent the present value of the lease payments not yet paid, discounted using the discount rate for the lease at lease commencement.

The Company estimates its incremental borrowing rate for its leases at the commencement date to determine the present value of future lease payments when the implicit rate is not readily determinable in the lease. In estimating its incremental borrowing rate, the Company considers its credit rating and publicly available data of borrowing rates for loans of similar amount, currency and term as the lease.

Operating leases are presented as “operating lease right-of-use assets, net” and “operating lease liabilities”. Lease liabilities that become due within one year of the balance sheet date are classified as current liabilities. At lease commencement, right-of-use assets represent the right to use underlying assets for their respective lease terms and are recognized at amounts equal to the lease liabilities adjusted for any lease payments made prior to the lease commencement date, less any lease incentives received and any initial direct costs incurred by the Company.

After lease commencement, operating lease liabilities are measured at the present value of the remaining lease payments using the discount rate determined at lease commencement. Right-of-use assets are measured at the amount of the lease liabilities and further adjusted for prepaid or accrued lease payments, the remaining balance of any lease incentives received, unamortized initial direct costs and impairment of the ROU assets, if any. Operating lease expense is recognized as a single cost on a straight-line basis over the lease term.

Financing leases are presented as “financing lease right-of-use assets, net” and “financing lease liabilities” on the consolidated balance sheets. Lease liabilities that become due within one year of the balance sheet date are classified as current liabilities. Financing lease ROU assets are amortized on a straight-line basis from the lease commencement date. After initial measurement, the carrying value of financing lease liabilities are increased to reflect interest at a constant rate and reduced to reflect any lease payments made during the period.

MKDWELL TECH INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued

(k)	Leases – Continued

The Company has made an accounting policy election to exempt leases with an initial term of 12 months or less from being recognized on the balance sheet. Lease expense for the short-term leases is recognized on a straight-line basis over the lease term as incurred.

Sale and leaseback transactions as Lessee

When the Company enters into sale and leaseback transactions as a lessee, it applies the requirements in ASC 606 by assessing whether a contract exists and whether it satisfies a performance obligation by transferring control of an asset when determining whether the transfer of an asset shall be accounted for as a sale of the asset. If the Company transfers the control of an asset to the buyer-lessor, it accounts for the transfer of the asset as a sale and recognizes a corresponding gain or loss on disposal. The subsequent leaseback of the asset is accounted for in accordance with ASC842 in the same manner as any other lease. If the Company does not transfer the control of an asset to the buyer-lessor, the failed sale-leaseback transaction is accounted for as a financing. The Company does not derecognize the transferred asset and accounts for proceeds received as borrowings for which the current portion is included in “Other current liabilities” and the non-current portion is included in “Other non-current liabilities” in the consolidated balance sheets.

Operating leases as Lessor

The Company leases certain plant space to third parties and classifies a lease as either a direct financing lease or an operating lease when none of the criteria specified as (a) to (e) in the “Financing lease and operating lease as Lessee” policy at lease commencement is met.

For operating leases, the Company recognized rental income over the non-cancellable lease term on a straight-line basis and is included in revenue in the statement of profit and loss due to its operating nature. Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset and recognized over the lease term on the same basis on the rental income. The Company does not have any sales-type or direct financing leases for the years ended December 31, 2022 and 2023.

The Company reviews the impairment of its ROU assets consistent with the approach applied for its other long-lived assets. The Company reviews the recoverability of its long-lived assets when events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the asset from the expected undiscounted future pre-tax cash flows of the related operations.

Fair value of financial instruments

(m) Fair value measurement

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

MKDWELL TECH INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued

(m) Fair value measurement – Continued

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs are:

●	Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2—Include other inputs that are directly or indirectly observable in the marketplace.
●	Level 3—Unobservable inputs which are supported by little or no market activity.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial assets and liabilities of the Company primarily consist of cash and cash equivalents, accounts receivable, net, other receivables included in prepaid expenses and other current assets, short-term and long-term bank borrowings, lease liabilities, accounts payable, amounts due to/due from related parties, long-term borrowings, other payables included in accrued expenses and other current liabilities. As of December 31, 2022 and 2023, the carrying values of these financial instruments, except for other non-current assets, non-current portion of long-term banks borrowings, and non-current portion of lease liabilities, approximated their respective fair values due to the short-term maturity of these instruments.

The Company’s non-financial assets, such as property, plant and equipment, real estate property for lease and ROU assets would be measured at fair value only if they were determined to be impaired.

Commitments and contingencies

(n) Commitments and contingencies

In the normal course of business, the Company is subject to commitments and contingencies, including capital commitments, legal proceedings and claims arising out of its business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments on liability for contingencies, including historical and the specific facts and circumstances of each matter.

MKDWELL TECH INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued

Cost of revenues

(p) Cost of revenues

Cost of revenues consists primarily of (i) purchase electronic materials, (ii) payroll, (iii) depreciation and other costs related to the business operation, (iv) inventories write-down.

Selling expenses

(q) Selling expenses

Selling expenses primarily consist of: (i) salaries and benefits for sales personnel, (ii) freight expenses, (iii) rental and depreciation allocated to selling department, (iv) quality inspection fees, and (v) certain other expenses.

General and administrative expenses

(r) General and administrative expenses

General and administrative expenses primarily consist of: (i) salaries and benefits for general and administrative personnel, (ii) rental and depreciation allocated to general and administrative department, (iii) professional service fees; and (iv) other corporate expenses.

Research and development expenses

(s) Research and development expenses

Research and development expenses primarily include (i) salaries and benefits for research and development personnel, (ii) material and supplies expenses in relation to research and development activities, (iii) design and development expenses, (iv) rental and depreciation allocated to the research and development department, (v) technological development service fee, and (vi) certain other expense.

Other income, net

(t) Other income, net

Other income primarily consists of compensation income, government grants and foreign currency exchange gain (loss). Government grants represent cash subsidies received from the PRC government. Government grants are recognized when there is reasonable assurance that the Company will comply with the conditions attach to it and the grant will be received. Government grants for the purpose of giving immediate financial support to the Company with no future related costs or obligation is recognized in the Company’s consolidated statements of operations and comprehensive loss when the grant becomes receivable.

Employee benefits

(u) Employee benefits

The Company’s subsidiaries in PRC participate in a government mandated, multiemployer, defined contribution plan, pursuant to which certain retirement, medical, housing and other welfare benefits are provided to employees. PRC labor laws require the entities incorporated in the PRC to pay to the local labor bureau a monthly contribution calculated at a stated contribution rate on the monthly basic compensation of qualified employees. The Company has no further commitments beyond its monthly contribution. Employee social benefits included as expenses in the accompanying consolidated statements of comprehensive loss amounted to US$81,888 and US$153,741 for the years ended December 31, 2022 and 2023, respectively.

MKDWELL TECH INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued

Income Taxes

(v) Income taxes

The Company accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures. The Company’s operating subsidiaries in PRC are subject to examination by the relevant tax authorities. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than US$14,089 (RMB 100,000). In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred.

The Company did not accrue any liability, interest or penalties related to uncertain tax positions in its provision for income taxes line of its consolidated statements of income for the years ended December 31, 2022 and 2023, respectively. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

Value added tax (“VAT”)

(w) Value added tax (“VAT”)

The Company is subject to VAT and related surcharges on revenue generated from sales of manufactured electronic products, commissioned processing service and rental income. The Company records revenue net of VAT. This VAT may be offset by qualified input VAT paid by the Company to suppliers. Net VAT balance between input VAT and output VAT is recorded in the line item of other current assets on the consolidated balance sheets. The Company incurs VAT related surcharges based on net VAT balance paid.

The VAT rate is 13% for taxpayers selling consumer products for the years ended December 31, 2022 and 2023. For revenue generated from services, the VAT rate is 6% depending on whether the entity is a general tax payer, and related surcharges on revenue generated from providing services. Entities that are VAT general taxpayers are allowed to offset qualified input VAT, paid to suppliers against their output VAT liabilities. The PRC VAT rate is generally 5% for leasing income for the years ended December 31, 2022 and 2023.

Non-controlling interest

(x) Non-controlling interest

For the Company’s majority-owned subsidiaries, a non-controlling interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Company. Consolidated net loss on the consolidated statements of operation and comprehensive loss includes the net loss attributable to non-controlling interests. The cumulative results of operations attributable to non-controlling interests, are recorded as non-controlling interests in the Company’s consolidated balance sheets.

MKDWELL TECH INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued

Net income (loss) per share

(y) Net loss per share

In accordance with ASC 260, Earnings per Share, basic net loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. For the calculation of diluted net loss per share, the weighted average number of ordinary shares is adjusted by the effect of dilutive potential ordinary shares, including unvested restricted shares, ordinary shares issuable upon the exercise of outstanding share options using the treasury stock method. The effect mentioned above is not included in the calculation of the diluted income per share when inclusion of such effect would be anti-dilutive. For the years ended December 31, 2022 and 2023, there were no dilution impact.

Segment reporting

(z) Segment reporting

The Company uses the management approach in determining its operating segments. The Company’s chief operating decision maker (“CODM”) identified as the Company’s Chief Executive Officer, relies upon the consolidated results of operations as a whole when making decisions about allocating resources and assessing the performance of the Company. As a result of the assessment made by CODM, the Company has only one reportable segment. The Company does not distinguish between markets or segments for the purpose of internal reporting. As the Company’s long-lived assets are substantially located in the PRC, no geographical segments are presented.

Recently issued accounting pronouncements

(aa) Recent accounting pronouncements

The Company is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies.

In July 2023, the FASB issued ASU 2023-03, Presentation of Financial Statements (Topic 205), Income Statement-Reporting Comprehensive Income (Topic 220), Distinguishing Liabilities from Equity (Topic 480), Equity (Topic 505), and Compensation-Stock Compensation (Topic 718), which amends or supersedes various SEC paragraphs within the Codification to conform to past SEC announcements and guidance issued by the SEC. The ASU does not provide any new guidance so there is no transition or effective date associated with it. This ASU did not have a significant impact on the Company’s consolidated financial statements.

In October 2023, the FASB issued ASU 2023-06, “Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative.” This ASU incorporates certain U.S. Securities and Exchange Commission (SEC) disclosure requirements into the FASB Accounting Standards Codification. The amendments in the ASU are expected to clarify or improve disclosure and presentation requirements of a variety of Codification Topics, allow users to compare entities subject more easily to the SEC’s existing disclosures with those entities that were not previously subject to the requirements, and align the requirements in the Codification with the SEC’s regulations. For entities subject to the SEC’s existing disclosure requirements and for entities required to file or furnish financial statements with or to the SEC in preparation for the sale of or for purposes of issuing securities that are not subject to contractual restrictions on transfer, the effective date for each amendment will be the date on which the SEC removes that related disclosure from its rules. For all other entities, the amendments will be effective two years later. However, if by June 30, 2027, the SEC has not removed the related disclosure from its regulations, the amendments will be removed from the Codification and not become effective for any entity. The Company is currently evaluating the impact the adoption of ASU 2023-06 will have on its consolidated financial statements and related disclosures.

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures.” The amendments in this ASU are intended to improve reportable segment disclosure requirements primarily through enhanced disclosures about significant segment expenses. This ASU requires disclosure of significant segment expenses that are regularly provided to the chief operating decision mark (CODM), an amount for other segment items by reportable segment and a description of its composition, all annual disclosures required by FASB ASU Topic 280 in interim periods as well, and the title and position of the CODM and how the CODM uses the reported measures. Additionally, this ASU requires that at least one of the reported segment profit and loss measures should be the measure that is most consistent with the measurement principles used in an entity’s consolidated financial statements. Lastly, this ASU requires public business entities with a single reportable segment to provide all disclosures required by these amendments in this ASU and all existing segment disclosures in Topic 280. This ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The amendments should be applied retrospectively. The Company is currently evaluating the impact the adoption of ASU 2023-06 will have on its consolidated financial statements and related disclosures.

In December 2023, the FASB issued ASU 2023-09, Income taxes (Topic 740), Improvements to Income Tax Disclosures, which provides guidance on the requirements such as the requirement that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. For public business entities (PBEs), the new requirements will be effective for annual periods beginning after December 15, 2024. For entities other than public business entities (non-PBEs), the requirements will be effective for annual periods beginning after December 15, 2025. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The ASU should be applied prospectively. Retrospective application is permitted. The Company is currently evaluating the impact the adoption of ASU 2023-09 will have on its consolidated financial statements and related disclosures.

In November 2024, the FASB issued ASU 2024-03, Income Statement — Reporting Comprehensive Income (Topic 220-40): Expense Disaggregation Disclosures (“ASU 2024-03”). This update requires, among other things, more detailed disclosure about types of expenses in commonly presented expense captions such as cost of sales and selling, general, and administrative expenses, and is intended to improve the disclosures about an entity’s expenses including purchases of inventory, employee compensation, depreciation and amortization. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. The Company is currently evaluating the impact on its consolidated financial statements and related disclosures.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.

Cetus Capital Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
Basis of Presentation

(a) Basis of Presentation

The accompanying consolidated balance sheet as of December 31, 2023, which has been derived from audited financial statements, and the unaudited financial statements as of June 30, 2024 and for the six months ended June 30, 2024 and 2023 have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”).he accompanying unaudited interim financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information, as set forth by the Financial Accounting Standards Board (“FASB”), and pursuant to the rules and regulations of the SEC. The unaudited interim financial statements should be read in conjunction with the audited financial statements and notes thereto for the year ended December 31, 2023 included in the 10-K as filed with the SEC on March 28, 2024. In the opinion of management, the unaudited financial statements reflect all adjustments, which include only normal recurring adjustments necessary for the fair statement of the balances and results for the periods presented. The interim results for the six months ended June 30, 2024 are not necessarily indicative of the results that may be expected through December 31, 2024 or for any future periods.

CETUS CAPITAL ACQUISITION CORP.

NOTES TO UNAUDITED FINANCIAL STATEMENTS

Note 2 - Summary of Significant Accounting Policies (Continued)

(a) Basis of Presentation

The accompanying financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC.

CETUS CAPITAL ACQUISITION CORP.

NOTES TO FINANCIAL STATEMENTS

Note 2 - Summary of Significant Accounting Policies (Continued)

Use of Estimates

(c) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

(c) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Cash and Cash Equivalents

(d) Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had cash of $181,795 as of June 30, 2024 and $320,971 as of December 31, 2023. The Company did not have any cash equivalents as of June 30, 2024 and December 31, 2023.

(d) Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had cash of $320,971 as of December 31, 2023 and $20,000 as of December 31, 2022. The Company did not have any cash equivalents as of December 31, 2023 and 2022.

Fair value of financial instruments

(k) Fair value of financial instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 825, “Financial Instruments,” approximates the carrying amounts represented in the accompanying balance sheet, primarily due to their short-term nature.

(k) Fair value of financial instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 825, “Financial Instruments,” approximates the carrying amounts represented in the accompanying balance sheet, primarily due to their short-term nature.

Income Taxes

(g) Income Taxes

The Company complies with the accounting and reporting requirements of ASC Topic 740, “Income Taxes,” which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company’s management determined the United States is the Company’s only major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits, if any, as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties for the period from June 7, 2022 (inception) to June 30, 2024. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

The provision for income taxes for the six months ended of June 30, 2024 and June 30, 2023 were $175,677 and $210,730, respectively.

(g) Income Taxes

The Company complies with the accounting and reporting requirements of ASC Topic 740, “Income Taxes,” which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company’s management determined the United States is the Company’s only major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits, if any, as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties for the period from June 7, 2022 (inception) to December 31, 2023. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

The provision for income taxes for the year ended of December 31, 2023 and 2022 were $255,097 and $nil, respectively.

Net income (loss) per share

(i) Net income (loss) per share

The Company complies with accounting and disclosure requirements of ASC Topic 260, “Earnings Per Share.” Net income per share is computed by dividing net income by the weighted average number of shares of common stock outstanding during the period, excluding common stock subject to forfeiture. For the six months ended June 30, 2024, the net loss per share was $0.10 and the net income per share was $0.06 for the six months ended June 30, 2023.

(i) Net income (loss) per share

The Company complies with accounting and disclosure requirements of ASC Topic 260, “Earnings Per Share.” Net income per share is computed by dividing net income by the weighted average number of shares of common stock outstanding during the period, excluding common stock subject to forfeiture. Weighted average shares were reduced for the effect of an aggregate of 187,500 shares of Class B Common Stock that are subject to forfeiture if the over-allotment option is not exercised by the underwriters (see Note 7). For the year ended December 31, 2023, the net income per share was $0.01 and the net loss per share was $0.00 for the year ended December 31, 2022.

Recently issued accounting pronouncements

(o) Recently issued accounting pronouncements

In August 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-06, Debt —Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40) (“ASU 2020-06”) to simplify accounting for certain financial instruments. ASU 2020-06 eliminates the current models that require separation of beneficial conversion and cash conversion features from convertible instruments and simplifies the derivative scope exception guidance pertaining to equity classification of contracts in an entity’s own equity. The new standard also introduces additional disclosures for convertible debt and free-standing instruments that are indexed to and settled in an entity’s own equity. ASU 2020-06 amends the diluted earnings per share guidance, including the requirement to use the if-converted method for all convertible instruments. ASU 2020-06 is effective January 1, 2024 and should be applied on a full or modified retrospective basis, with early adoption permitted beginning on January 1, 2021. The Company adopted as of inception of the Company. Management does not believe that any other recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s financial statements.

Emerging Growth Company

(b) Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

(b) Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Cash Held in Trust Account	(e) Cash Held in Trust Account As of June 30, 2024 and December 31, 2023, $22,127,715 and $60,158,872 of the assets in the Trust Account were held in cash, respectively.	(e) Cash Held in Trust Account As of December 31, 2023 and 2022, $60,158,872 and $nil of the assets in the Trust Account were held in cash, respectively.
Offering Costs Associated with the IPO

(f) Offering Costs Associated with the IPO

Offering costs consist of underwriting, legal, accounting and other expenses incurred through the balance sheet date that are directly related to the IPO. As of February 3, 2023, offering costs totaled $3,752,350. This amount consisted of $862,500 of underwriting commissions, $1,725,000 of deferred underwriting commissions (payable only upon completion of a Business Combination), and $759,350 of other offering costs (which includes $137,448 of representative shares, as described in Note 7). The Company complies with the requirements of the ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A – “Expenses of Offering”. Offering costs were charged to shareholders’ equity upon the completion of the IPO. The Company allocates offering costs between public shares, public warrants and public rights based on the estimated fair values of them at the date of issuance. Accordingly, $3,200,091 was allocated to public shares and was charged to temporary equity, and a sum of $146,759 was allocated to public warrants and public rights, and was charged to shareholders’ equity.

CETUS CAPITAL ACQUISITION CORP.

NOTES TO UNAUDITED FINANCIAL STATEMENTS

Note 2 - Summary of Significant Accounting Policies (Continued)

(f) Offering Costs Associated with the IPO

Offering costs consist of underwriting, legal, accounting and other expenses incurred through the balance sheet date that are directly related to the IPO. As of February 3, 2023, offering costs totaled $3,346,850. This amount consisted of $862,500 of underwriting commissions, $1,725,000 of deferred underwriting commissions (payable only upon completion of a Business Combination), and $759,350 of other offering costs (which includes $137,448 of representative shares, as described in Note 7). The Company complies with the requirements of the ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A – “Expenses of Offering”. Offering costs were charged to shareholders’ equity upon the completion of the IPO. The Company allocates offering costs between public shares, public warrants and public rights based on the estimated fair values of them at the date of issuance. Accordingly, $3,200,091 was allocated to public shares and was charged to temporary equity, and a sum of $146,759 was allocated to public warrants and public rights, and was charged to shareholders’ equity.

CETUS CAPITAL ACQUISITION CORP.

NOTES TO FINANCIAL STATEMENTS

Note 2 - Summary of Significant Accounting Policies (Continued)

Dividends

(h) Dividends

The Board may from time to time declare, and the Company may pay, dividends (payable in cash, property or shares of the Company’s capital stock) on the Company’s outstanding shares of capital stock, subject to applicable law and the Amended and Restated Certificate of Incorporation.

(h) Dividends

The Board may from time to time declare, and the Company may pay, dividends (payable in cash, property or shares of the Company’s capital stock) on the Company’s outstanding shares of capital stock, subject to applicable law and the Amended and Restated Certificate of Incorporation.

Concentration of credit risk

(j) Concentration of credit risk

Financial instruments that potentially subject the Company to concentration of credit risk consist of a cash account in a financial institution which, at times may exceed the Federal depository insurance coverage of $250,000. As of June 30, 2024 and December 31, 2023, the Company had not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

(j) Concentration of credit risk

Financial instruments that potentially subject the Company to concentration of credit risk consist of a cash account in a financial institution which, at times may exceed the Federal depository insurance coverage of $250,000. As of December 31, 2023 and 2022, the Company had not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Derivative Financial Instruments

(l) Derivative Financial Instruments

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

The Public Warrants and Rights (see Note 3) and Placement Warrants (see Note 4) were accounted for as equity instruments as they meet all of the requirements for equity classification under ASC 815.

CETUS CAPITAL ACQUISITION CORP.

NOTES TO UNAUDITED FINANCIAL STATEMENTS

Note 2 - Summary of Significant Accounting Policies (Continued)

(l) Derivative Financial Instruments

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

The Public Warrants and Rights (see Note 3) and Placement Warrants (see Note 4) were accounted for as equity instruments as they meet all of the requirements for equity classification under ASC 815.

CETUS CAPITAL ACQUISITION CORP.

NOTES TO FINANCIAL STATEMENTS

Note 2 - Summary of Significant Accounting Policies (Continued)

Fair Value Measurements

(m) Fair Value Measurements

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

●	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

●	Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

●	Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

The Representative Shares were valued using the fair value of the Class A common stock, adjusted for the probability of consummation of the Business Combination. As such, these are considered to be non-recurring Level 3 fair value measurements.

(m) Fair Value Measurements

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

●	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

●	Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

●	Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

The Representative Shares were valued using the fair value of the Class A common stock, adjusted for the probability of consummation of the Business Combination. As such, these are considered to be non-recurring Level 3 fair value measurements.

Common Stock Subject to Possible Redemption

(n) Common Stock Subject to Possible Redemption

The Company accounts for its common stock subject to possible redemption in accordance with the guidance in Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” Common stock subject to mandatory redemption is classified as a liability instrument and is measured at fair value. Conditionally redeemable common stock (including common stock that feature redemption rights that is either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, common stock is classified as stockholders’ equity. The Company’s common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, common stock subject to possible redemption is presented at redemption value as temporary equity, outside of the stockholders’ equity section of the Company’s balance sheet.

The Company has made a policy election in accordance with ASC 480-10-S99-3A and recognizes changes in redemption value in additional paid-in capital (or accumulated deficit in the absence of additional paid-in capital) over an expected 9-month period leading up to a Business Combination. As of June 30, 2024, the Company had recorded accretion of $9,077,646. On February 26, 2024, an aggregate of 3,691,066 Public Shares were redeemed with a total amount of $38,792,466.

For issued warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance at their initial fair value. For issued warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance as liability, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the statements of operations.

As of June 30, 2024, the amount of common stock subject to possible redemption reflected in the balance sheet are reconciled in the following table:

Gross proceeds	$57,500,000
Less:
Proceeds allocated to public warrants	(230,575)
Proceeds allocated to public rights	(2,290,800)
Allocation of offering costs related to redeemable shares	(3,208,090)
Redemption of Public Shares	(38,792,466)
Plus:
Accretion of initial carrying value to redemption value	7,739,022
Subsequent measurement of common stock subject to redemption value	1,088,624
Extension funds attributable to common stock subject to redemption	250,000
Common stock subject to possible redemption	$22,055,715

(n) Common Stock Subject to Possible Redemption

The Company accounts for its common stock subject to possible redemption in accordance with the guidance in Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” Common stock subject to mandatory redemption is classified as a liability instrument and is measured at fair value. Conditionally redeemable common stock (including common stock that feature redemption rights that is either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, common stock is classified as stockholders’ equity. The Company’s common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, common stock subject to possible redemption is presented at redemption value as temporary equity, outside of the stockholders’ equity section of the Company’s balance sheet.

The Company has made a policy election in accordance with ASC 480-10-S99-3A and recognizes changes in redemption value in additional paid-in capital (or accumulated deficit in the absence of additional paid-in capital) over an expected 9-month period leading up to a Business Combination. As of December 31, 2023, the Company had recorded accretion of $7,739,022.

For issued warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the statements of operations.

At December 31, 2023, the amount of common stock subject to possible redemption reflected in the balance sheet are reconciled in the following table:

Gross proceeds	$57,500,000
Less:
Proceeds allocated to public warrants	(230,575)
Proceeds allocated to public rights	(2,290,800)
Allocation of offering costs related to redeemable shares	(3,208,090)
Plus:
Accretion of initial carrying value to redemption value	$7,739,022
Remeasurement of subsequent measurement of common stock subject to redemption value	214,342
Common stock subject to possible redemption	$59,723,899

CETUS CAPITAL ACQUISITION CORP.

NOTES TO FINANCIAL STATEMENTS

Note 2 - Summary of Significant Accounting Policies (Continued)

Extinguishment of debt

(m) Extinguishment of debt

An exchange of debt instruments with substantially different terms is accounted for as a debt extinguishment. A debtor could achieve the same economic effect as an exchange of a debt instrument by making a substantial modification of terms of an existing debt instrument. A difference between the reacquisition price and the net carrying amount of the extinguished debt is recognized currently in income of the period of extinguishment as losses or gains and identified as a separate item. Gains and losses are not be amortized to future periods.